UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

International Growth Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsInternational Growth Fund

As of 11-30-16 (unaudited)
	Shares	Value
Common stocks 96.7%		$2,751,976,077
(Cost $2,665,379,174)
Australia 1.4%		40,187,283
Amcor, Ltd.	3,794,693	40,187,283
Belgium 1.1%		29,872,923
UCB SA	465,024	29,872,923
Canada 2.8%		79,683,591
Canadian Imperial Bank of Commerce	515,250	40,650,782
The Bank of Nova Scotia	707,213	39,032,809
China 11.0%		311,982,694
AAC Technologies Holdings, Inc.	4,770,277	43,101,176
Alibaba Group Holding, Ltd., ADR (I)	830,445	78,078,439
NetEase, Inc., ADR	144,196	32,314,324
New Oriental Education & Technology Group, Inc., ADR (I)	652,200	32,720,874
TAL Education Group, ADR (I)(L)	449,008	34,362,582
Tencent Holdings, Ltd.	3,670,764	91,405,299
Denmark 3.1%		88,511,088
DSV A/S	996,351	44,715,508
Pandora A/S	369,088	43,795,580
France 4.1%		117,201,558
BNP Paribas SA	562,867	32,623,040
Edenred	1,767,462	37,224,043
Legrand SA	614,652	34,324,371
Sodexo SA	119,301	13,030,104
Germany 1.3%		36,875,457
United Internet AG	963,160	36,875,457
Hong Kong 4.7%		134,204,014
AIA Group, Ltd.	9,961,141	60,654,263
Guangdong Investment, Ltd.	24,259,512	33,915,009
Techtronic Industries Company, Ltd.	10,177,658	39,634,742
India 6.2%		177,429,504
Bharti Infratel, Ltd.	5,699,824	31,229,261
HDFC Bank, Ltd.	1,672,522	33,398,424
HDFC Bank, Ltd., ADR	105,410	6,801,053
ICICI Bank, Ltd.	8,365,376	32,397,034
Maruti Suzuki India, Ltd.	538,707	41,368,640
UPL, Ltd.	3,488,691	32,235,092
Indonesia 2.9%		83,661,964
Bank Central Asia Tbk PT	38,933,637	41,031,726
Telekomunikasi Indonesia Persero Tbk PT	151,826,641	42,630,238
Ireland 4.7%		134,621,087
Experian PLC	2,659,106	50,121,924
ICON PLC (I)	595,052	45,009,733
Medtronic PLC	540,877	39,489,430

2SEE NOTES TO FUND'S INVESTMENTS

International Growth Fund

	Shares	Value
Japan 9.5%		$269,908,822
Bandai Namco Holdings, Inc.	1,455,200	41,964,164
Daito Trust Construction Company, Ltd.	314,980	49,089,515
KDDI Corp.	2,121,574	55,554,292
Keyence Corp.	61,644	42,635,644
NTT DOCOMO, Inc.	1,823,677	41,756,294
Recruit Holdings Company, Ltd.	1,011,125	38,908,913
Netherlands 1.3%		36,877,781
Koninklijke Ahold Delhaize NV	1,872,642	36,877,781
Singapore 1.5%		43,064,069
Broadcom, Ltd.	252,590	43,064,069
South Korea 4.2%		120,715,666
NAVER Corp.	62,997	42,979,275
Samsung Electronics Company, Ltd.	52,236	77,736,391
Spain 1.8%		50,004,640
Industria de Diseno Textil SA	1,463,260	50,004,640
Switzerland 6.0%		170,587,139
Julius Baer Group, Ltd. (I)	857,394	37,802,466
Partners Group Holding AG	97,868	47,562,563
Temenos Group AG (I)	601,050	41,699,280
Zurich Insurance Group AG (I)	166,117	43,522,830
Taiwan 5.1%		144,438,811
Largan Precision Company, Ltd.	397,352	45,817,672
Taiwan Semiconductor Manufacturing Company, Ltd.	17,050,528	98,047,854
Uni-President Enterprises Corp.	336,000	573,285
United Kingdom 21.7%		617,951,108
Admiral Group PLC	1,541,453	36,619,351
Aon PLC	418,595	47,761,690
AstraZeneca PLC	615,556	31,848,047
BAE Systems PLC	4,716,345	35,421,668
Booker Group PLC	12,654,500	27,268,381
British American Tobacco PLC	1,318,431	72,171,462
Compass Group PLC	2,715,941	46,498,968
IHS Markit, Ltd. (I)	824,230	29,622,826
Just Eat PLC (I)	6,514,663	47,703,740
Reckitt Benckiser Group PLC	647,942	54,734,193
Saga PLC	12,508,172	29,849,952
UBM PLC	4,905,923	43,749,169
Unilever NV	1,761,231	70,219,848
Worldpay Group PLC (S)	13,214,653	44,481,813
United States 2.3%		64,196,878
Amdocs, Ltd.	573,561	33,822,892
Eaton Corp. PLC	456,683	30,373,986
Preferred securities 1.5%		$44,242,691
(Cost $37,873,952)
Brazil 1.5%		44,242,691
Itau Unibanco Holding SA	4,235,680	44,242,691

SEE NOTES TO FUND'S INVESTMENTS3

International Growth Fund

	Yield (%)		Shares	Value
Securities lending collateral 0.0%				$436,800
(Cost $436,800)
John Hancock Collateral Trust (W)	0.6739(Y	)	43,646	436,800
Total investments (Cost $2,703,689,926)† 98.2%				$2,796,655,568
Other assets and liabilities, net 1.8%				$50,580,389
Total net assets 100.0%				$2,847,235,957

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-16. The value of securities on loan amounted to $445,456.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $2,706,754,279. Net unrealized appreciation aggregated to $89,901,289, of which $175,254,069 related to appreciated investment securities and $85,352,780 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 11-30-16:

Information technology	28.1%
Financials	20.2%
Consumer discretionary	13.6%
Industrials	10.6%
Consumer staples	9.2%
Telecommunication services	6.0%
Health care	5.1%
Materials	2.5%
Real estate	1.7%
Utilities	1.2%
Short-term investments and other	1.8%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2016, by major security category or type:

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$40,187,283	—	$40,187,283	—
Belgium	29,872,923	—	29,872,923	—
Canada	79,683,591	$79,683,591	—	—
China	311,982,694	177,476,219	134,506,475	—
Denmark	88,511,088	—	88,511,088	—
France	117,201,558	—	117,201,558	—
Germany	36,875,457	—	36,875,457	—
Hong Kong	134,204,014	—	134,204,014	—
India	177,429,504	6,801,053	170,628,451	—
Indonesia	83,661,964	—	83,661,964	—
Ireland	134,621,087	84,499,163	50,121,924	—
Japan	269,908,822	—	269,908,822	—
Netherlands	36,877,781	—	36,877,781	—
Singapore	43,064,069	43,064,069	—	—
South Korea	120,715,666	—	120,715,666	—
Spain	50,004,640	—	50,004,640	—
Switzerland	170,587,139	—	170,587,139	—
Taiwan	144,438,811	—	144,438,811	—

       5

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	617,951,108	77,384,516	540,566,592	—
United States	64,196,878	64,196,878	—	—
Preferred securities	44,242,691	—	44,242,691	—
Securities lending collateral	436,800	436,800	—	—
Total investments in securities	$2,796,655,568	$533,542,289	$2,263,113,279	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	87Q3	11/16
This report is for the information of the shareholders of John Hancock International Growth Fund.		1/17

John Hancock

Global Shareholder Yield Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsGlobal Shareholder Yield Fund

As of 11-30-16 (unaudited)
	Shares	Value
Common stocks 95.5%		$2,088,370,838
(Cost $1,888,248,737)
Australia 3.4%		74,242,943
Commonwealth Bank of Australia	262,330	15,216,181
Sonic Healthcare, Ltd.	837,790	13,474,345
Telstra Corp., Ltd.	6,671,430	24,859,533
Westpac Banking Corp.	894,959	20,692,884
Canada 4.2%		91,443,612
Agrium, Inc.	146,150	14,739,228
BCE, Inc.	863,170	37,198,624
Rogers Communications, Inc., Class B	633,585	24,479,313
TELUS Corp.	481,054	15,026,447
France 6.6%		143,513,641
AXA SA	924,900	21,737,423
Cie Generale des Etablissements Michelin	167,905	17,926,736
Sanofi	222,385	17,923,422
SCOR SE	461,120	14,620,960
TOTAL SA	678,010	32,326,025
Unibail-Rodamco SE	111,665	24,519,056
Vinci SA	223,270	14,460,019
Germany 8.0%		174,585,370
Allianz SE	108,930	17,310,180
BASF SE	284,060	24,545,608
Daimler AG	370,375	24,600,162
Deutsche Post AG	746,130	23,283,167
Deutsche Telekom AG	1,313,440	20,669,970
Muenchener Rueckversicherungs-Gesellschaft AG (Munich Re)	193,310	35,217,993
Siemens AG	256,896	28,958,290
Italy 1.8%		40,557,073
Snam SpA	2,865,500	11,090,260
Terna Rete Elettrica Nazionale SpA	6,797,610	29,466,813
Netherlands 1.4%		30,334,749
Royal Dutch Shell PLC, ADR, Class A	593,635	30,334,749
Norway 2.0%		43,926,557
Orkla ASA	2,197,530	19,565,825
Statoil ASA	1,405,088	24,360,732
Singapore 1.2%		26,451,118
Singapore Exchange, Ltd.	2,388,951	12,155,633
Singapore Telecommunications, Ltd.	5,446,083	14,295,485
Spain 0.6%		13,092,287
Gas Natural SDG SA	766,070	13,092,287
Sweden 1.0%		21,238,365
Svenska Handelsbanken AB, A Shares	1,530,295	21,238,365
Switzerland 3.4%		75,248,365
Nestle SA	176,060	11,848,604
Novartis AG	208,785	14,389,834
Roche Holding AG	103,506	23,037,458

2SEE NOTES TO FUND'S INVESTMENTS

Global Shareholder Yield Fund

	Shares	Value
Switzerland (continued)
Swisscom AG	60,843	$25,972,469
Taiwan 1.1%		23,552,483
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	793,280	23,552,483
United Kingdom 12.5%		273,003,740
AstraZeneca PLC, ADR	951,280	24,866,459
BAE Systems PLC	3,783,170	28,413,144
British American Tobacco PLC	524,666	28,720,435
Diageo PLC	598,200	14,956,712
GlaxoSmithKline PLC	1,565,710	29,217,625
Imperial Brands PLC	679,835	29,153,253
National Grid PLC	3,019,870	34,320,401
Sky PLC	1,414,206	13,809,956
SSE PLC	1,053,835	19,414,108
Unilever PLC	473,795	18,848,170
Vodafone Group PLC	12,949,812	31,283,477
United States 48.3%		1,057,180,535
AbbVie, Inc.	391,230	23,786,784
Altria Group, Inc.	550,925	35,220,635
Ameren Corp.	559,085	27,462,255
Arthur J. Gallagher & Company	258,680	13,024,538
AT&T, Inc.	1,020,240	39,411,871
Automatic Data Processing, Inc.	163,370	15,686,787
BlackRock, Inc.	40,805	15,130,086
CenturyLink, Inc.	534,675	12,575,556
Cisco Systems, Inc.	787,493	23,483,041
CME Group, Inc.	187,000	21,114,170
Dominion Resources, Inc.	226,905	16,629,867
Duke Energy Corp.	485,598	35,822,564
Eaton Corp. PLC	271,400	18,050,814
Emerson Electric Company	306,820	17,316,921
Entergy Corp.	422,030	29,006,122
Enterprise Products Partners LP	845,970	21,936,002
Exxon Mobil Corp.	330,380	28,842,174
Iron Mountain, Inc.	698,915	23,064,195
Johnson & Johnson	134,385	14,957,051
Kimberly-Clark Corp.	185,190	21,409,816
Lockheed Martin Corp.	79,010	20,957,403
McDonald's Corp.	237,810	28,363,599
Merck & Company, Inc.	298,660	18,275,005
Microchip Technology, Inc.	262,953	17,402,230
Microsoft Corp.	273,240	16,465,442
Occidental Petroleum Corp.	419,305	29,921,605
People's United Financial, Inc.	1,014,740	18,995,933
PepsiCo, Inc.	138,880	13,901,888
Pfizer, Inc.	414,810	13,331,993
Philip Morris International, Inc.	412,130	36,382,836
PPL Corp.	1,122,820	37,569,557
QUALCOMM, Inc.	463,775	31,596,991
Regal Entertainment Group, Class A (L)	824,130	18,880,818
Reynolds American, Inc.	715,245	38,694,755
Texas Instruments, Inc.	335,880	24,831,608

SEE NOTES TO FUND'S INVESTMENTS3

Global Shareholder Yield Fund

			Shares	Value
United States (continued)
The Coca-Cola Company			308,620	$12,452,817
The Dow Chemical Company			501,005	27,915,999
The Procter & Gamble Company			208,795	17,217,236
The Southern Company			373,950	17,508,339
United Parcel Service, Inc., Class B			167,000	19,358,640
Verizon Communications, Inc.			742,494	37,050,451
Waste Management, Inc.			270,460	18,802,379
WEC Energy Group, Inc.			549,146	30,757,667
Wells Fargo & Company			361,300	19,119,996
Welltower, Inc.			597,230	37,494,099
	Yield (%)		Shares	Value
Securities lending collateral 0.8%				$18,056,104
(Cost $18,053,933)
John Hancock Collateral Trust (W)	0.6739(Y	)	1,804,203	18,056,104
Short-term investments 3.8%				$83,248,078
(Cost $83,248,078)
Money market funds 3.8%				83,248,078
Fidelity Institutional Money Market Government Portfolio, Institutional Class	0.2800(Y	)	83,248,078	83,248,078
Total investments (Cost $1,989,550,748)† 100.1%				$2,189,675,020
Other assets and liabilities, net (0.1%)				($2,736,134)
Total net assets 100.0%				$2,186,938,886

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(L)	A portion of this security is on loan as of 11-30-16. The value of securities on loan amounted to $17,418,473.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $1,997,362,216. Net unrealized appreciation aggregated to $192,312,804, of which $287,729,016 related to appreciated investment securities and $95,416,212 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 11-30-16:

Consumer staples	13.7%
Utilities	13.3%
Telecommunication services	12.9%
Financials	11.2%
Health care	8.8%
Industrials	8.7%
Energy	8.2%
Information technology	7.0%
Consumer discretionary	4.7%
Real estate	3.9%
Materials	3.1%
Short-term investments and other	4.5%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2016, by major security category or type:

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$74,242,943	—	$74,242,943	—
Canada	91,443,612	$91,443,612	—	—
France	143,513,641	—	143,513,641	—
Germany	174,585,370	—	174,585,370	—
Italy	40,557,073	—	40,557,073	—
Netherlands	30,334,749	30,334,749	—	—
Norway	43,926,557	—	43,926,557	—
Singapore	26,451,118	—	26,451,118	—
Spain	13,092,287	—	13,092,287	—
Sweden	21,238,365	—	21,238,365	—
Switzerland	75,248,365	—	75,248,365	—
Taiwan	23,552,483	23,552,483	—	—
United Kingdom	273,003,740	24,866,459	248,137,281	—
United States	1,057,180,535	1,057,180,535	—	—
Securities lending collateral	18,056,104	18,056,104	—	—
Short-term investments	83,248,078	83,248,078	—	—
Total investments in securities	$2,189,675,020	$1,328,682,020	$860,993,000	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	320Q3	11/16
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.		1/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 17, 2017